Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			66 Months Ended	69 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Mar. 31, 2012
Cash flows from operating activities:
Net loss	$ (22,543)	$ (36,360)	$ (9,982)	$ (3,666)	$ (56,574)	$ (63,130)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	210	1,469	2,329	39	3,874	4,748
Acquired in-process research and development	20,706	20,706			20,706	20,706
Noncash interest			236	493	1,031	1,031
Noncash interest-related parties			34	101	286	286
Contribution of services by stockholder	10	30	40	40	130	130
Issuance of Common Stock to non-employee for services			121		121	121
Change in fair value of common stock warrant liability			234		234	234
Change in fair value of embedded conversion feature			831		831	831
Change in fair value of preferred stock warrant liability		1,407			1,407	1,407
Amortization of deferred financing costs			157	415	737	737
Depreciation expense	2	22	5	5	41	41
Changes in operating assets and liabilities:
Other current assets	(28)	(160)	(51)	203	(215)	(308)
Interest payable-related parties	18	19	(38)	38	19	19
Accounts payable and accrued expenses-related parties		(46)	46
Accounts payable and accrued expenses	(159)	1,961	361	(19)	3,474	3,824
Net cash used in operating activities	(1,784)	(10,952)	(5,677)	(2,351)	(23,898)	(29,323)
Cash flows from investing activities:
Purchase of computer equipment			(13)	(2)	(41)	(41)
Purchase of in-process research and development	(3,809)	(3,843)			(3,843)	(3,843)
Net cash used in investing activities	(3,809)	(3,843)	(13)	(2)	(3,884)	(3,884)
Cash flows from financing activities:
Proceeds from PCP notes payable-related party				570	570	570
Payment of PCP notes payable-related party			(570)		(570)	(570)
Proceeds from notes payable-related parties			302	90	2,221	2,221
Proceeds from borrowings under line of credit				40	80	80
Payment of line of credit			(80)		(80)	(80)
Proceeds from Senior Convertible Notes				3,500	7,570	7,570
Payment of debt issue costs				(344)	(737)	(737)
Payment of notes payable-related parties					(600)	(600)
Proceeds from issuance of Common Stock		193			198	198
Net cash provided by financing activities		23,093	19,042	3,856	50,942	50,942
Increase in cash and cash equivalents	(5,593)	8,298	13,352	1,503	23,160	17,735
Cash and cash equivalents-beginning of period	14,862	14,862	1,510	7
Cash and cash equivalents-end of period	9,269	23,160	14,862	1,510	23,160	17,735
Supplemental disclosure of cash flow information:
Cash paid for interest		53	81	7	141	159
Supplemental disclosure of non-cash financing and investing activities:
Assumption of PCP Note related to Asphelia Asset Purchase	750	750			750	750
Issuance of Common Stock for Convertible Preferred Stock Series A, B and C		67,004			67,004	67,004
Series A Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Convertible Preferred Stock			21,681		21,681	21,681
Payment of costs related to the issuance of Convertible Preferred Stock			(2,291)		(2,291)	(2,291)
Supplemental disclosure of non-cash financing and investing activities:
Issuance of Common Stock warrants related to the Convertible Preferred Stock Series A financing			621		621	621
Conversion of senior convertible notes principal and interest into Convertible Preferred Stock Series A			8,601		8,601	8,601
Conversion of notes payable-related parties into Convertible Preferred Stock Series A			1,907		1,907	1,907
Series B Convertible Preferred Stock
Supplemental disclosure of non-cash financing and investing activities:
Issuance of Convertible Preferred Stock Series B for purchase of assets	16,114	16,114			16,114	16,114
Series C Convertible Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Convertible Preferred Stock		25,784			25,784	25,784
Payment of costs related to the issuance of Convertible Preferred Stock		(2,884)			(2,884)	(2,884)
Supplemental disclosure of non-cash financing and investing activities:
Issuance of Convertible Preferred Stock Series C warrants		$ 1,286			$ 1,286	$ 1,286